Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Company's transactions with the related parties
Ownership
Heilongjiang Zishan Technology Stock Co., Ltd. (“ZTC”)
18% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., 39% owned by Zhiguo Wang, Chairman and Chief Executive Officer, 31% owned by Guifang Qi, the wife of Mr. Wang and Director of the Company, and 12% owned by third parties.

Heilongjiang Yew Pharmaceuticals, Co., Ltd. (“Yew Pharmaceutical”)	95% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., and 5% owned by Madame Qi.

Shanghai Kairun Bio-Pharmaceutical Co., Ltd. (“Kairun”)	60% owned by Heilongjiang Zishan Technology Co., Ltd., 20% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., and 20% owned by Mr. Wang.

Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd. (“HEFS”)	63% owned by Mr. Wang, 34% owned by Madame Qi, and 3% owned by third parties.

Company	Ownership
Heilongjiang Zishan Technology Stock Co., Ltd. (“ZTC”)
18% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., 39% owned by Zhiguo Wang, Chairman and Chief Executive Officer, 31% owned by Guifang Qi, the wife of Mr. Wang and Director of the Company, and 12% owned by third parties

Heilongjiang Yew Pharmaceuticals, Co., Ltd. (“Yew Pharmaceutical”)	95% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., and 5% owned by Madame Qi

Shanghai Kairun Bio-Pharmaceutical Co., Ltd. (“Kairun”)	60% owned by Heilongjiang Zishan Technology Co., Ltd., 20% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., and 20% owned by Mr. Wang

Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd. (“HEFS”)	63% owned by Mr. Wang, 34% owned by Madame Qi, and 3% owned by third parties

Revenue from Related Parties

	Three Months Ended September 30,		Nine Months Ended September 30,
Name of related party	2012	2011	2012	2011
Yew pharmaceutical	$442,467	$251,876	$602,159	$1,169,688
Total	$442,467	$251,876	$602,159	$1,169,688

Name of Related Party	Revenues
	2011	2010
Yew Pharmaceutical	$1,396,613	$1,338,871
Total	$1,396,613	$1,338,871

Future minimum rental payments under the related party operating lease
Twelve-month periods ending September 30:
2013	$32,057
2014	32,057
2015	29,610
2016	28,015
2017	28,015
Thereafter	468,366
Total	$618,120

Years Ending December 31:
2012	$30,331
2013	30,331
2014	30,331
2015	27,880
2016	27,880
Thereafter	487,018
Total	$633,771

Schedule of due to (from) related party
	Due to related party
Name of related party	September 30, 2012	December 31, 2011
Zhiguo Wang	$54,409	$31,357
Yew Pharmaceutical	-	62,847
Madame Qi	1,689	-
ZTC	-	172,284
Total	$56,098	$266,488

Name of Related Party	Due from related parties		Due to related parties
	2011	2010	2011	2010
Zhiguo Wang	$—	$57,131	$31,357	$—
Yew Pharmaceutical	—	—	62,847	—
ZTC	—	—	172,284	141,276
Total	$—	$57,131	$266,488	$141,276